other long-term assets (Details) - CAD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
other long-term assets
Pension assets	$ 235	$ 257
Unbilled customer finance receivables	586	630
Derivative assets	40	113
Deferred income taxes	74	18
Costs incurred to obtain or fulfill contracts with customers	370	301
Investments in real estate joint ventures	240	183
Investments in associates	198	219
At fair value through net income	78	62
At fair value through other comprehensive income	648	594
Prepaid maintenance	38	39
Refundable security deposits and other	169	161
Total	$ 2,676	$ 2,577